Investment Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013
Investment Securities [Abstract]
Debt instrument maturity period	91 days
Minimum percentage ownership of limited partnership investments included in non-marketable equity investments	3.00%
Realized investment gains	$ 3.3		$ 2.5
Interest bearing deposits that are cash equivalents	$ 4,548.8	[1]		$ 5,364.6	[1]

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.